Loss on financial instruments (Details)			12 Months Ended
	Mar. 24, 2021 oz $ / oz	Jan. 17, 2020 oz $ / oz	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Jul. 06, 2020 ZAR (R)	Jul. 06, 2020 kg	Jul. 06, 2020 oz	Mar. 09, 2020 kg R / kg	Oct. 21, 2019 kg	Oct. 21, 2019 oz	Oct. 21, 2019 R / oz	Apr. 11, 2019 kg	Apr. 11, 2019 oz	Apr. 11, 2019 $ / oz
(Loss)/gain on financial instruments
Total loss on financial instruments			R (6,279,000,000)	R (2,450,000,000)	R (6,015,000,000)
Quantity of hedged instrument (in kg/ounce)							1,623.1	52,185.2					3,294	105,906
Quantity per month							202.9	6,523.2		263.8	8,482			26,476
Average price (in ZAR/USD per kilogram/Ounce) | R / oz												17,371
Ioneer Limited
(Loss)/gain on financial instruments
Gain (loss) on purchase of investment			(51,000,000)
New Century Resources Limited
(Loss)/gain on financial instruments
Gain (loss) on purchase of investment			85,000,000
Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce)						27,700									1,200
Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce)						33,386									1,323
Gold
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | kg									1,800
Quantity per month | kg									150
Gold | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / kg									800,000
Gold | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / kg									1,080,000
Palladium
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz	140,000	240,000
Quantity per month | oz	10,000	10,000
Term of agreement	14 months	2 years
Palladium | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	1,800	1,500
Palladium | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz	3,300	3,400
Derivative financial instrument | Derivatives
(Loss)/gain on financial instruments
Total loss on financial instruments			0	(70,000,000)	(3,912,000,000)
Derivative financial instrument | Gold | Forward contract
(Loss)/gain on financial instruments
Total loss on financial instruments			0	(458,000,000)	(110,000,000)
Derivative financial instrument | Palladium | Forward contract
(Loss)/gain on financial instruments
Total loss on financial instruments			234,000,000	36,000,000	0
Unrealised gain (loss) on forward Contract			234,000,000	36,000,000
Share-based payment arrangements
(Loss)/gain on financial instruments
Total loss on financial instruments			(1,264,000,000)	(129,000,000)	(1,218,000,000)
Cash flow of the deferred payment
(Loss)/gain on financial instruments
Total loss on financial instruments			(4,653,000,000)	(2,081,000,000)	(724,000,000)
Cash flow of the Burnstone debt
(Loss)/gain on financial instruments
Total loss on financial instruments			(2,000,000)	264,000,000	(97,000,000)
Cash flow of the Marikana dividend obligation
(Loss)/gain on financial instruments
Total loss on financial instruments			(468,000,000)	0	0
Other
(Loss)/gain on financial instruments
Total loss on financial instruments			R (126,000,000)	R (12,000,000)	R 46,000,000